November 4, 1997

Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D.C. 20549

Attention:  Division of Investment Management

       Re:  Merrill Lynch Colorado Municipal Bond Fund of
	    Merrill Lynch Multi-State Municipal Series Trust
	    Post-Effective Amendment No. 5 to the
	    Registration Statement on Form N-1A
	    (Securities Act File No. 33-50051,
	    Investment Company Act File No. 811-4375)

Ladies and Gentlemen:

   Pursuant to Rule 497 (j) under the Securities Act of
1933, as amended (the "1933 Act"), Merrill Lynch Colorado
Municipal Bond Fund (the "Fund") hereby certifies that:

   (1) the form of prospectus and statement of additional information that would have been filed pursuant to Rule 497 (c) under the 1933 Act would not have differed from that contained in Post-Effective
       Amendment No. 5 to the Fund's Registration Statement on Form N-1A, constituting the most recent amendment to the Fund's Registration Statement on Form N-1A;
       and

   (2) the text of Post-Effective Amendment No. 5 to the Fund's Registration Statement on Form N-1A was filed electronically with the Securities and Exchange
       Commission on October 30, 1997.

			Very truly yours,

			Merrill Lynch Colorado Municipal
			Bond Fund of Merrill Lynch Multi-
			State Municipal Series Trust

			By:    Robert E. Putney, III \s\
			     _________________________
				 Robert E. Putney, III
				 Secretary